UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY
ONE LINCOLN STREET, P.O. BOX 5049
BOSTON, MA 02111-5049

 (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
The Taiwan Fund, Inc. State Street Bank and Trust Company Attention: Brian F. Link, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code:  (877) 864-5056

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/May 31, 2014 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)
COMMON STOCKS – 94.6%
CONSTRUCTION — 5.1%
Building Material and Construction Industry — 5.1%
Acter Co., Ltd.	522,000	1,819,179
Goldsun Development & Construction Co., Ltd.	5,141,980	1,809,138
Good Friend International Holdings, Inc., TDR	6,990,000	2,303,153
King's Town Construction Co., Ltd. *	3,759,764	3,122,113
TOTAL CONSTRUCTION		9,053,583

CONSUMER DISCRETIONARY — 8.6%
Auto Components — 1.5%
Cub Elecparts Inc.	168,000	1,854,497
Kenda Rubber Industrial Co., Ltd.	333,000	764,049
		2,618,546
Building Material and Construction Industry — 0.6%
Sanitar Co., Ltd.	864,000	991,199

Household Appliances — 1.2%
Basso Industry Corp.	1,550,000	2,160,711

Leisure Time — 1.1%
Johnson Health Tech Co., Ltd.	638,000	1,991,522

Textile Industry — 4.2%
Eclat Textile Co., Ltd.	293,000	3,029,131
Feng TAY Enterprise Co., Ltd.	780,000	2,221,474
Nan Liu Enterprise Co., Ltd.	409,000	2,291,507
		7,542,112
TOTAL CONSUMER DISCRETIONARY		15,304,090

ELECTRIC AND MACHINERY — 0.0%
Electric Machinery Industry — 0.0%
Depo Auto Parts Industrial Co., Ltd.	1,000	4,402
TOTAL ELECTRIC AND MACHINERY		4,402

ELECTRONICS — 23.1%
Computer and Peripheral Equipment Industry — 3.1%
Advantech Co., Ltd.	738,100	5,464,581

Electronic Parts/Components Industry — 1.4%
King Slide Works Co., Ltd.	187,000	2,556,902

Electronic Products Distribution Industry — 4.2%
WT Microelectronics Co., Ltd.	5,098,900	7,482,003

Optoelectronics Industry — 3.1%
Largan Precision Co., Ltd.	86,000	5,621,384

Other Electronic Industry — 3.8%
Aurora Corp., Inc.	3,569,000	6,891,501

Semiconductor Industry — 7.5%
MPI Corp.	937,000	2,937,353
Taiwan Semiconductor Manufacturing Co., Ltd.	2,626,000	10,465,292
		13,402,645
TOTAL ELECTRONICS		41,419,016

FINANCE — 8.5%
Financial and Insurance Industry — 8.5%
Cathay Financial Holding Co., Ltd.	3,340,000	5,112,671
CTBC Financial Holding Co., Ltd.	8,500,000	5,414,284
Fubon Financial Holding Co., Ltd.	1,992,000	2,866,546
Yuanta Financial Holding Co., Ltd.	3,476,000	1,814,190
TOTAL FINANCE		15,207,691

HEALTHCARE — 6.4%
Biotechnology and Medical Care Industry — 3.9%
YungShin Global Holding Corp.	3,129,000	7,074,959

Pharmaceuticals — 2.5%
Center Laboratories Inc. *	600,000	1,878,908
Formosa Laboratories Inc. *	955,000	2,586,117
		4,465,025
TOTAL HEALTHCARE		11,539,984

INDUSTRIALS — 5.5%
Construction — 1.4%
Kuo Toong International Co., Ltd.	1,488,000	2,525,861

Machinery Industry — 4.1%
Airtac International Group	160,000	1,739,507
Hiwin Technologies Corp.	373,000	3,831,319
Nak Sealing Technologies Corp.	378,000	1,790,065
		7,360,891
TOTAL INDUSTRIALS		9,886,752

INFORMATION TECHNOLOGY — 25.6%
Electronic Parts/Components Industry — 4.3%
Hon Hai Precision Industry Co., Ltd.	2,491,000	7,675,990

Semiconductor Industry — 17.5%
Actron Technology Corp.	408,000	1,836,888
Delta Electronics Inc.	592,000	3,849,861
Elite Advanced Laser Corp.	1,084,000	4,898,434
Epistar Corp. *	1,204,000	2,730,386
Hermes Microvision Inc.	82,000	3,281,586
King Yuan Electronics Co., Ltd.	3,400,000	2,948,091
MediaTek, Inc.	162,000	2,631,072
Novatek Microelectronics Corp. Ltd.	1,275,000	6,526,905
RichTek Technology Corp.	450,000	2,596,255
		31,299,478
Software & Services Industry — 0.5%
Addcn Technology Co., Ltd.	70,000	918,611

Technology Hardware — 3.3%
Catcher Technology Co., Ltd.	398,000	3,557,186
Micro-Star International Co., Ltd.	1,546,000	2,299,498
		5,856,684
TOTAL INFORMATION TECHNOLOGY		45,750,763

MATERIALS — 4.7%
Chemical Industry — 0.7%
Swancor Ind Co., Ltd.	345,000	1,231,095

Construction — 0.0%
Taiwan Cement Corp.	2,000	2,975

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS/ May 31, 2014 (unaudited) (continued)

	SHARES	US $ VALUE (NOTE 2)
MATERIALS —(continued)
Metals & Mining Industry — 1.5%
Yeong Guan Energy Technology Group Co., Ltd.	565,000	2,713,311

Plastic Industry — 2.5%
Formosa Plastics Corp.	1,720,000	4,399,593
TOTAL MATERIALS		8,346,974

TRANSPORTATION — 1.1%
Shipping and Transportation Industry — 1.1%
Taiwan High Speed Rail Corp. *	12,597,600	1,961,975
TOTAL TRANSPORTATION		1,961,975

WHOLESALE AND RETAIL — 6.0%
Oil Gas and Electricity Industry General Industry — 1.1%
Formosa Petrochemical Corp.	782,000	1,911,611

Trading and Consumers' Goods Industry — 4.9%
Mercuries & Associates, Ltd.	9,912,429	6,297,436
Test-Rite International Co., Ltd.	3,576,260	2,588,079
		8,885,515
TOTAL WHOLESALE AND RETAIL		10,797,126

TOTAL COMMON STOCKS (Cost — $153,154,364)		169,272,356

TOTAL INVESTMENTS — 94.6% (Cost — $153,154,364)		169,272,356

OTHER ASSETS AND LIABILITIES, NET—5.4%		9,610,185

NET ASSETS—100.0%		178,882,541

Legend:
TDR – Taiwan Depositary Receipt
US $ – United States dollar
* Non-income producing

The accompanying notes are an integral part of the financial statements.

Notes to Schedule of Investments (unaudited)
May 31, 2014

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional certain risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the New Taiwan (“NT”) Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Return of Capital (“ROC”) accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$169,272,356	$—	$—	$169,272,356
Total	$169,272,356	$—	$—	$169,272,356

^ See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of May 31, 2014, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Notes to Schedule of Investments (unaudited) (continued)
May 31, 2014

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted as of the trade date.

3.Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At May 31, 2014, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $153,154,364. Net unrealized appreciation of the Fund’s investment securities was $16,117,992 of which $21,398,303 related to appreciated investment securities and $(5,280,311) related to depreciated investment securities.

4. Subsequent event. The Fund's Board of Directors has selected JF International Management Inc. (“JFIMI”) to serve as the Fund's new investment manager to replace the Fund's existing investment management arrangement with Allianz Global Investors U.S. LLC.  JFIMI is an indirect wholly-owned subsidiary of JPMorgan Chase & Co.  JFIMI commenced managing the Fund's portfolio under an interim investment management agreement on July 22, 2014 and, subject to approval by the Fund's stockholders, will enter into an investment management agreement with the Fund.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Simon Crinage
Simon Crinage
President of The Taiwan Fund, Inc.

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Simon Crinage
Simon Crinage
President of The Taiwan Fund, Inc.

Date:	July 30, 2014

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date:	July 30, 2014